Stock-Based Compensation	9 Months Ended
Sep. 30, 2024
Stock-Based Compensation
Stock-Based Compensation

Note 14 - Stock-Based Compensation

Predecessor Periods

2012 Stock Incentive Plan

In January 2011, Legacy Adagio’s Board approved the 2012 Stock Incentive Plan (the “2012 Plan”), which permitted grants of Incentive Stock Options (“ISOs”) and Non-statutory Stock Options (“NSOs”) to employees, directors and consultants. The maximum number of shares that can be granted under the 2012 Plan cannot exceed 1,255,000 shares. The 2012 Plan had a maximum 10-year term and as such, terminated in January 2022.

2022 Stock Incentive Plan

In April 2022, the Legacy Adagio’s Board approved, in conjunction with the termination of the 2012 Plan, the 2022 Stock Incentive Plan (the “2022 Plan”), permitting ISOs and NSOs to employees, directors and consultants. The maximum number of shares granted under the 2022 Plan cannot exceed 203,855 plus any shares subject to stock options granted under the 2012 Plan that expired or were otherwise terminated without having been exercised in full, were forfeited, or were repurchased by the Company. The 2022 Plan is intended as the successor to and continuation of the 2012 Plan (thereafter both the 2012 and 2022 Plans are referred to as the “Stock Incentive Plan”).

The Stock Incentive Plan provides a means whereby participants may purchase shares of common stock pursuant to ISOs or NSOs and such persons may be granted shares of common stock for consideration consisting of cash and/or past services rendered to or on behalf of Legacy Adagio. ISOs may only be granted to employees. NSOs and stock purchase rights may be granted to employees and consultants. Generally, options awards only have service conditions that need to be met for the awards to vest, with the exception of grants to two non-employees that had performance obligations that were deemed to be immaterial.

The stock options generally vest over four years and have a ten-year contractual term. The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option pricing model. As Legacy Adagio lacks company-specific historical and implied volatility information required for valuation, Legacy Adagio estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected life term of ISOs that were granted after 2013 was determined using the “simplified method” provided by the Securities and Exchange Commission in Staff Accounting Bulletins Number 107 and 110. The expected life term of NSOs is determined either by using the “simplified method,” or by calculating the time to expiry from the grant date. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant for time periods approximately equal to the expected term of the award. Expected dividend yield is zero as Legacy Adagio has never paid nor does it expect to pay any cash dividend in the near future.

The following table summarizes stock option activity during the periods from January 1, 2024 to July 30, 2024 (Predecessor):

Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding, December 31, 2023 (Predecessor)	747,001	$6.17	7.45	$72
Forfeited	(6,592)	4.82	—	—
Options forfeited in connection with the Business Combination	—	—	—
Outstanding, July 30, 2024 (Predecessor)	740,409	$6.18	—	$—
Vested and expected to vest, July 30, 2024 (Predecessor)	—	$—	—	$—
Vested and exercisable, July 30, 2024 (Predecessor)	—	$—	—	$—

There were no stock options exercised during the periods from January 1, 2024 to July 30, 2024 (Predecessor). Certain stock option grants under the Stock Incentive Plan allow the recipient to exercise the options prior to the options becoming fully vested. Under the Stock Incentive Plan, the Company retains the right to repurchase common shares that have been issued upon early exercise of options at the original issue price. Cash received for the early exercise of unvested stock options is initially recorded as a liability. At each reporting date, the vested shares are released to equity.

The fair value of awards vested was $0.3 million during the periods from January 1, 2024 to July 30, 2024 (Predecessor). As of July 30, 2024 prior to the Closing (Predecessor), the total unrecognized compensation cost of $0.4 million was accelerated at the Closing, which was recognized and expensed in accordance with the terms of the 2012 Stock Incentive Plan and the 2022 Stock Incentive Plan.

Upon the consummation of the Business Combination, 45,544 In-the-Money Adagio Options were canceled and extinguished in exchange for 7,587 options to purchase the Company’s Common Stock.

Stock-Based Compensation Expense

The following table summarizes the total stock-based compensation expense for the stock options expense recorded in the unaudited condensed consolidated statements of operations and comprehensive income/(loss) for the periods from January 1, 2024 to July 30, 2024 (Predecessor), July 1 to July 30 (Predecessor), and the three and nine months ended September 30, 2023 (Predecessor) (in thousands):

	2024		2023
	July 1 to July 30	January 1 to July 30	Three months ended September 30	Nine months ended September 30
Selling, general, and administration	$335	$527	$66	$241
Research and development	86	115	60	88
Total stock-based compensation expense	$421	$642	$126	$329

Successor Periods

2024 Equity Incentive Plan

The Board of Directors of the Company adopted the 2024 Equity Incentive Plan on July 26, 2024. The purpose of the plan is to promote the success and enhance the value of the Company by linking the individual interests of the members of the Board, Employees, and Consultants to those of Company stockholders and by providing such individuals with an incentive for outstanding performance to generate superior returns to Company stockholders. The 2024 Equity Incentive Plan authorizes the issuance of up to 4,472,593 shares of the Company’s Common Stock, plus an annual increase on the first day of each year beginning in 2025 and ending in (and including) 2034 equal to the lesser of (A) five percent (5%) of the shares of Common Stock outstanding on a fully diluted basis on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of Company’s Common Stock as determined by the Board or the compensation committee thereof. The Company may grant an option, a stock appreciation right, a restricted stock award, a restricted stock unit award, a performance stock award, a performance stock unit award, or other stock- or cash-based award, or a dividend equivalent award, which may be awarded or granted under the Plan. The awards can be issued to any person who is an employee, a consultant, or a non-employee director.

The Company has not granted any awards under this plan as of September 30, 2024.

2024 Key Employee Equity Incentive Plan

The Board of Directors of the Company adopted the 2024 Key Employee Equity Incentive Plan on July 26, 2024. The purpose of the Plan is to promote the success and enhance the value of the Company by linking the individual interests of key employees of the Company to those of Company stockholders and by providing such individuals with an incentive for outstanding performance to generate superior returns to Company stockholders. The 2024 Key Employee Equity Incentive Plan authorizes the issuance of up to 3,354,444 shares of the Company’s Common Stock. The Company may grant option, a stock appreciation right, a restricted stock award, a restricted stock unit award, a performance stock award, a performance stock unit award, other stock- or cash-based award, or a dividend equivalent award, which may be awarded or granted under the plan. The awards can only be issued to certain individuals as identified in the plan who are an employee, a consultant, or a non-employee director.

The Company has not granted any awards under this plan as of September 30, 2024.

2024 Employee Stock Purchase Plan

The Board of Directors of the Company adopted the 2024 Equity Incentive Plan on July 26, 2024. The 2024 Employee Stock Purchase Plan provides a means by which eligible employees of the Company and certain designated related corporations may be given an opportunity to purchase shares of the Company’s Common Stock. The plan permits the Company to grant a series of purchase rights to eligible employees under an Employee Stock Purchase Plan. The 2024 Employee Stock Purchase Plan authorizes the issuance of up to 441,293 shares of the Company’s Common Stock, plus an annual increase on the first day of each year beginning in 2025 and ending in (and including) 2034 equal to one percent (1%) of the share of common stock outstanding on a fully diluted basis on the last day of the immediately preceding fiscal year, provided that the Board or its compensation committee may reduce the amount of the increase in any particular year.

The Company has not granted any purchase rights under this plan as of September 30, 2024.

The following table summarizes stock option activity during the periods from July 31, 2024 to September 30, 2024 (Successor):

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding, July 31, 2024 (Successor)	—	$—	—	$—
Options issued as part of the Business Combination	7,587	8.97	—	68
Outstanding, September 30, 2024 (Successor)	7,587	$8.97	—	$68
Options vested, September 30, 2024 (Successor)	7,587	$8.97	—	$68
Options vested and exercisable, September 30, 2024 (Successor)	7,587	$8.97	—	$68

As discussed above, the Company has not granted any options under the 2024 Equity Incentive Plan, the 2024 Key Employee Equity Incentive Plan and the 2024 Employee Stock Purchase Plan.